NATIONWIDE VA

SEPARATE

ACCOUNT-B

Annual Report

to

Contract Owners

December 31, 2013

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Subsidiary and

Contract Owners of Nationwide VA Separate Account-B:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-B (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2013, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2013, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2014

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Assets:
Investments at fair value:

Stock Index Fund, Inc. - Initial Shares (DSIF)
158,517 shares (cost $4,411,684)	$6,473,843
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
5,432 shares (cost $154,106)	239,428
Mid Cap Value Portfolio: Class 1 (JPMMV1)
46,332 shares (cost $367,917)	489,727
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
8,518 shares (cost $301,644)	446,360
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
8,704 shares (cost $54,561)	72,593
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
4,972 shares (cost $191,314)	203,445
Emerging Markets Debt Portfolio - Class I (MSEM)
2,419 shares (cost $18,335)	19,888
U.S. Real Estate Portfolio - Class I (MSVRE)
66,469 shares (cost $768,971)	1,046,229
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
94,212 shares (cost $1,346,194)	1,826,772
NVIT Emerging Markets Fund - Class III (GEM3)
116,977 shares (cost $1,389,688)	1,377,994
NVIT International Equity Fund - Class III (GIG3)
128,758 shares (cost $1,192,410)	1,385,438
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
12,753 shares (cost $130,741)	145,388
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
1,257 shares (cost $18,124)	18,962
NVIT Core Bond Fund - Class I (NVCBD1)
108,081 shares (cost $1,204,946)	1,155,382
NVIT Nationwide Fund - Class I (TRF)
313,754 shares (cost $3,705,704)	4,138,418
NVIT Government Bond Fund - Class I (GBF)
166,226 shares (cost $1,972,564)	1,795,239
American Century NVIT Growth Fund - Class I (CAF)
23,788 shares (cost $284,450)	478,376
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
20,794 shares (cost $213,074)	260,346
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
23,847 shares (cost $248,338)	251,585
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
192,588 shares (cost $2,321,709)	2,488,233
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
32,545 shares (cost $333,088)	437,401
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
48,458 shares (cost $514,241)	571,317
NVIT Mid Cap Index Fund - Class I (MCIF)
79,647 shares (cost $1,538,614)	1,944,989
NVIT Money Market Fund - Class I (SAM)
3,492,471 shares (cost $3,492,471)	3,492,471
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
1,948 shares (cost $18,720)	23,490
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
16,118 shares (cost $164,391)	186,491
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
35,258 shares (cost $363,510)	463,288

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
14,481 shares (cost $130,681)	$172,614
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
105,606 shares (cost $1,430,697)	1,453,140
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
10,472 shares (cost $108,001)	138,655
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
15,097 shares (cost $279,719)	359,612
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
133,066 shares (cost $1,351,403)	2,187,600
NVIT Multi-Manager Small Company Fund - Class I (SCF)
70,333 shares (cost $938,478)	1,936,972
NVIT Multi-Sector Bond Fund - Class I (MSBF)
269,593 shares (cost $2,525,115)	2,442,511
NVIT Large Cap Growth Fund - Class I (NVOLG1)
296,651 shares (cost $4,561,005)	6,968,328
Invesco NVIT Comstock Value Fund - Class II (EIF2)
38,803 shares (cost $458,828)	596,407
NVIT Real Estate Fund - Class I (NVRE1)
14,764 shares (cost $146,809)	131,546
VP Balanced Fund - Class I (ACVB)
116,572 shares (cost $783,080)	941,902
VP Capital Appreciation Fund - Class I (ACVCA)
26,589 shares (cost $358,543)	486,052
VP Income & Growth Fund - Class I (ACVIG)
67,889 shares (cost $453,100)	622,545
American Century VP Inflation Protection Fund - Class II (ACVIP2)
51,892 shares (cost $601,494)	542,268
VP International Fund - Class I (ACVI)
38,977 shares (cost $332,262)	418,608
VP International Fund - Class III (ACVI3)
24,903 shares (cost $183,351)	267,463
VP Ultra(R) Fund - Class I (ACVU1)
3,778 shares (cost $41,769)	55,608
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
14,702 shares (cost $201,622)	273,454
Appreciation Portfolio - Initial Shares (DCAP)
29,658 shares (cost $1,177,715)	1,422,095
Growth and Income Portfolio - Initial Shares (DGI)
8,271 shares (cost $162,456)	247,482
Quality Bond Fund II - Primary Shares (FQB)
38,203 shares (cost $428,869)	436,665
Equity-Income Portfolio - Initial Class (FEIP)
239,369 shares (cost $4,766,136)	5,574,906
High Income Portfolio - Initial Class (FHIP)
720,105 shares (cost $4,208,254)	4,176,610
VIP Asset Manager Portfolio - Initial Class (FAMP)
154,837 shares (cost $2,199,751)	2,669,396
VIP Growth Portfolio - Initial Class (FGP)
53,223 shares (cost $2,093,640)	3,041,172
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
164,670 shares (cost $2,157,487)	2,015,559
VIP Overseas Portfolio - Initial Class (FOP)
29,913 shares (cost $509,844)	617,410
VIP Overseas Portfolio - Initial Class R (FOPR)
15,548 shares (cost $231,412)	320,140
VIP Value Strategies Portfolio - Service Class (FVSS)
17,286 shares (cost $180,738)	247,879
Short Duration Bond Portfolio - I Class Shares (AMTB)
246,410 shares (cost $2,686,450)	2,656,304

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Growth Portfolio - I Class Shares (AMTG)
12,531 shares (cost $224,489)	$345,492
Guardian Portfolio - I Class Shares (AMGP)
14,526 shares (cost $276,043)	387,686
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
70,556 shares (cost $628,573)	1,061,155
Socially Responsive Portfolio - I Class Shares (AMSRS)
2,978 shares (cost $49,958)	64,689
Capital Income Fund/VA - Non-Service Shares (OVMS)
51,023 shares (cost $602,130)	706,157
Core Bond Fund/VA - Non-Service Shares (OVB)
131,922 shares (cost $1,210,579)	1,032,949
Global Securities Fund/VA - Class 3 (OVGS3)
38,431 shares (cost $1,033,292)	1,581,421
Global Securities Fund/VA - Non-Service Shares (OVGS)
32,445 shares (cost $939,514)	1,325,704
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
5,494 shares (cost $109,901)	171,626
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
6,871 shares (cost $372,777)	511,953
Health Sciences Portfolio - II (TRHS2)
8,705 shares (cost $217,693)	259,416
VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
1,099 shares (cost $32,409)	33,580
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
17,568 shares (cost $201,968)	186,223
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
19,450 shares (cost $227,080)	289,804
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
24,042 shares (cost $723,371)	754,688
Advantage VT Discovery Fund (SVDF)
11,743 shares (cost $286,384)	413,364
Advantage VT Opportunity Fund - Class 2 (SVOF)
75,083 shares (cost $1,381,714)	1,963,427

Total Investments	$85,943,330

Accounts Receivable-Neuberger Berman NVIT Socially Responsible Fund- Class I (NVNSR1)	10

Accounts Payable	(221)

$85,943,119

Contract Owners’ Equity:
Accumulation units	85,844,291
Contracts in payout (annuitization) period (note 1f)	98,828

Total Contract Owners’ Equity (note 5)	$85,943,119

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	Total	DSIF	DSRG	JPMMV1	JACAS	JAGTS	JAIGS	MSEM
Reinvested dividends	$1,439,133	108,503	2,387	19,454	2,273	-	6,041	829
Mortality and expense risk charges (note 2)	(1,214,660)	(85,989)	(2,892)	(21,910)	(6,270)	(951)	(3,502)	(404)

Net investment income (loss)	224,473	22,514	(505)	(2,456)	(3,997)	(951)	2,539	425

Realized gain (loss) on investments	3,781,143	137,433	5,101	483,144	29,101	3,432	(21,629)	3,547
Change in unrealized gain (loss) on investments	8,812,426	1,310,777	50,268	(96,622)	79,924	16,653	41,474	(6,581)

Net gain (loss) on investments	12,593,569	1,448,210	55,369	386,522	109,025	20,085	19,845	(3,034)

Reinvested capital gains	897,102	64,385	-	20,906	-	-	-	254

Net increase (decrease) in contract owners’ equity resulting from operations	$13,715,144	1,535,109	54,864	404,972	105,028	19,134	22,384	(2,355)

Investment Activity:	MSVRE	NVAMV1	GEM3	GIG3	NVNMO1	NVNSR1	NVCBD1	TRF
Reinvested dividends	$12,225	31,460	16,438	6,870	1,316	125	30,564	52,045
Mortality and expense risk charges (note 2)	(16,712)	(24,657)	(9,387)	(15,070)	(1,400)	(44)	(18,025)	(28,699)

Net investment income (loss)	(4,487)	6,803	7,051	(8,200)	(84)	81	12,539	23,346

Realized gain (loss) on investments	34,106	29,930	(7,423)	11,662	8,435	16	54,626	83,454
Change in unrealized gain (loss) on investments	(18,890)	364,993	(22,621)	162,908	14,837	838	(128,624)	361,200

Net gain (loss) on investments	15,216	394,923	(30,044)	174,570	23,272	854	(73,998)	444,654

Reinvested capital gains	-	32,861	-	-	3,754	-	12,406	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,729	434,587	(22,993)	166,370	26,942	935	(49,053)	468,000

							(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B STATEMENT OF OPERATIONS Year Ended December 31, 2012
Investment Activity:	GBF	CAF	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	MCIF
Reinvested dividends	$37,285	2,932	3,940	4,381	40,960	6,881	9,627	19,880
Mortality and expense risk charges (note 2)	(27,833)	(6,343)	(4,698)	(4,951)	(20,814)	(6,167)	(7,678)	(27,105)

Net investment income (loss)	9,452	(3,411)	(758)	(570)	20,146	714	1,949	(7,225)

Realized gain (loss) on investments	(27,140)	15,542	10,015	32,194	86,450	30,743	8,526	116,462
Change in unrealized gain (loss) on investments	(112,040)	94,763	58,443	(23,818)	85,098	48,018	27,855	337,929

Net gain (loss) on investments	(139,180)	110,305	68,458	8,376	171,548	78,761	36,381	454,391

Reinvested capital gains	21,812	-	-	3,714	-	-	7,157	45,332

Net increase (decrease) in contract owners’ equity resulting from operations	$(107,916)	106,894	67,700	11,520	191,694	79,475	45,487	492,498

Investment Activity:	SAM	NVMIG3	GVDIV3	NVMLG1	NVMLV1	NVMMG1	NVMMV2	SCGF
Reinvested dividends	$-	273	3,911	3,151	2,178	-	1,505	-
Mortality and expense risk charges (note 2)	(59,746)	(1,681)	(2,678)	(6,079)	(2,302)	(7,681)	(1,722)	(4,481)

Net investment income (loss)	(59,746)	(1,408)	1,233	(2,928)	(124)	(7,681)	(217)	(4,481)

Realized gain (loss) on investments	-	15,621	(7,905)	26,645	3,585	17,880	1,169	20,019
Change in unrealized gain (loss) on investments	-	(8,240)	39,078	68,187	34,069	26,024	26,080	75,426

Net gain (loss) on investments	-	7,381	31,173	94,832	37,654	43,904	27,249	95,445

Reinvested capital gains	-	-	-	28,458	7,789	98,454	5,863	17,380

Net increase (decrease) in contract owners’ equity resulting from operations	$(59,746)	5,973	32,406	120,362	45,319	134,677	32,895	108,344

							(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B STATEMENT OF OPERATIONS Year Ended December 31, 2012

Investment Activity:	SCVF	SCF	MSBF	NVOLG1	EIF2	NVRE1	ACVB	ACVCA
Reinvested dividends	$16,462	2,330	95,004	48,493	-	2,052	16,373	-
Mortality and expense risk charges (note 2)	(36,530)	(25,788)	(44,197)	(90,748)	(7,529)	(2,420)	(15,306)	(7,169)

Net investment income (loss)	(20,068)	(23,458)	50,807	(42,255)	(7,529)	(368)	1,067	(7,169)

Realized gain (loss) on investments	644,874	215,973	35,848	201,012	3,333	7,266	101,455	34,363
Change in unrealized gain (loss) on investments	175,979	387,589	(149,813)	1,706,906	147,214	(13,340)	26,685	75,496

Net gain (loss) on investments	820,853	603,562	(113,965)	1,907,918	150,547	(6,074)	128,140	109,859

Reinvested capital gains	-	-	-	-	-	10,019	21,472	22,117

Net increase (decrease) in contract owners’ equity resulting from operations	$800,785	580,104	(63,158)	1,865,663	143,018	3,577	150,679	124,807

Investment Activity:	ACVIG	ACVIP2	ACVI	ACVI3	ACVU1	DVSCS	DCAP	DGI
Reinvested dividends	$12,584	10,725	6,604	3,939	480	2,832	52,997	2,358
Mortality and expense risk charges (note 2)	(8,410)	(9,589)	(5,654)	(3,465)	(878)	(3,658)	(45,345)	(3,864)

Net investment income (loss)	4,174	1,136	950	474	(398)	(826)	7,652	(1,506)

Realized gain (loss) on investments	106,394	8,558	18,403	4,712	6,565	19,624	611,232	58,152
Change in unrealized gain (loss) on investments	57,928	(104,839)	53,911	40,154	11,221	59,829	(95,462)	19,315

Net gain (loss) on investments	164,322	(96,281)	72,314	44,866	17,786	79,453	515,770	77,467

Reinvested capital gains	-	25,739	-	-	-	3,482	8,986	-

Net increase (decrease) in contract owners’ equity resulting from operations	$168,496	(69,406)	73,264	45,340	17,388	82,109	532,408	75,961

							(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B STATEMENT OF OPERATIONS Year Ended December 31, 2012
Investment Activity:	FQB	FEIP	FHIP	FAMP	FGP	FIGBS	FOP	FOPR
Reinvested dividends	$26,169	130,373	242,748	40,364	7,818	47,458	7,636	3,963
Mortality and expense risk charges (note 2)	(8,092)	(78,970)	(60,352)	(35,497)	(39,390)	(36,918)	(8,061)	(4,620)

Net investment income (loss)	18,077	51,403	182,396	4,867	(31,572)	10,540	(425)	(657)

Realized gain (loss) on investments	8,581	(163,279)	113,226	17,924	107,911	(34,234)	11,243	29,451
Change in unrealized gain (loss) on investments	(29,882)	1,005,319	(97,531)	291,006	721,865	(101,152)	127,753	50,892

Net gain (loss) on investments	(21,301)	842,040	15,695	308,930	829,776	(135,386)	138,996	80,343

Reinvested capital gains	-	346,083	-	6,271	1,861	25,322	2,093	1,086

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,224)	1,239,526	198,091	320,068	800,065	(99,524)	140,664	80,772

Investment Activity:	FVSS	AMTB	AMTG	AMGP	AMTP	AMSRS	OVMS	OVB
Reinvested dividends	$1,814	37,518	-	2,628	11,270	335	16,884	58,960
Mortality and expense risk charges (note 2)	(3,272)	(21,614)	(4,736)	(4,687)	(14,615)	(678)	(10,433)	(16,647)

Net investment income (loss)	(1,458)	15,904	(4,736)	(2,059)	(3,345)	(343)	6,451	42,313

Realized gain (loss) on investments	43,347	(24,136)	23,759	6,272	72,942	618	(20,879)	(87,342)
Change in unrealized gain (loss) on investments	16,702	(5,780)	66,448	78,528	186,560	13,783	92,257	25,990

Net gain (loss) on investments	60,049	(29,916)	90,207	84,800	259,502	14,401	71,378	(61,352)

Reinvested capital gains	-	-	-	16,686	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$58,591	(14,012)	85,471	99,427	256,157	14,058	77,829	(19,039)

							(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B STATEMENT OF OPERATIONS Year Ended December 31, 2012
Investment Activity:	OVGS3	OVGS	OVGI	OVAG	TRHS2	VWHAS	VWBF	VWEM
Reinvested dividends	$20,184	16,779	1,682	50	-	161	28,815	26,210
Mortality and expense risk charges (note 2)	(21,421)	(18,032)	(2,243)	(6,200)	(3,509)	(625)	(13,987)	(19,311)

Net investment income (loss)	(1,237)	(1,253)	(561)	(6,150)	(3,509)	(464)	14,828	6,899

Realized gain (loss) on investments	18,212	34,729	1,993	4,917	40,483	4,456	(95,737)	311,689
Change in unrealized gain (loss) on investments	314,619	247,725	38,802	126,625	39,026	(234)	(57,906)	(221,067)

Net gain (loss) on investments	332,831	282,454	40,795	131,542	79,509	4,222	(153,643)	90,622

Reinvested capital gains	-	-	-	-	11,254	625	233	-

Net increase (decrease) in contract owners’ equity resulting from operations	$331,594	281,201	40,234	125,392	87,254	4,383	(138,582)	97,521

Investment Activity:	VWHA	SVDF	SVOF
Reinvested dividends	$5,109	22	3,516
Mortality and expense risk charges (note 2)	(10,733)	(5,378)	(26,218)

Net investment income (loss)	(5,624)	(5,356)	(22,702)

Realized gain (loss) on investments	(4,582)	66,873	10,201
Change in unrealized gain (loss) on investments	56,547	57,045	462,307

Net gain (loss) on investments	51,965	123,918	472,508

Reinvested capital gains	14,605	8,643	-

Net increase (decrease) in contract owners’ equity resulting from operations	$60,946	127,205	449,806

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	Total		DSIF		DSRG		JPMMV1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$224,473	238,470	22,514	28,546	(505)	(1,158)	(2,456)	(9,420)
Realized gain (loss) on investments	3,781,143	216,623	137,433	(517,673)	5,101	2,553	483,144	25,606
Change in unrealized gain (loss) on investments	8,812,426	7,438,238	1,310,777	926,470	50,268	14,632	(96,622)	148,721
Reinvested capital gains	897,102	1,252,094	64,385	290,817	-	-	20,906	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,715,144	9,145,425	1,535,109	728,160	54,864	16,027	404,972	164,907

Equity transactions:
Purchase payments received from contract owners (note 3)	800,376	1,428,009	7,340	58,791	-	-	170	981
Transfers between funds	-	-	142,255	(478,460)	25,927	3,326	(1,421,008)	1,210,962
Redemptions (note 3)	(10,524,503)	(12,117,611)	(221,933)	(1,031,056)	(9,432)	(7,620)	(120,761)	(27,954)
Annuity benefits	(12,234)	(9,758)	(80)	(69)	-	-	-	-
Adjustments to maintain reserves	(462)	(3,611)	(8)	5	17	(7)	(8)	(1)

Net equity transactions	(9,736,823)	(10,702,971)	(72,426)	(1,450,789)	16,512	(4,301)	(1,541,607)	1,183,988

Net change in contract owners’ equity	3,978,321	(1,557,546)	1,462,683	(722,629)	71,376	11,726	(1,136,635)	1,348,895
Contract owners’ equity beginning of period	81,964,798	83,522,344	5,011,143	5,733,772	168,064	156,338	1,626,361	277,466

Contract owners’ equity end of period	$85,943,119	81,964,798	6,473,826	5,011,143	239,440	168,064	489,726	1,626,361

CHANGES IN UNITS:
Beginning units	4,679,657	5,218,544	219,920	287,010	9,477	9,729	95,684	19,365
Units purchased	1,592,077	1,764,403	15,648	31,973	1,191	204	5,950	79,364
Units redeemed	(2,142,584)	(2,303,290)	(17,209)	(99,063)	(471)	(456)	(79,536)	(3,045)

Ending units	4,129,150	4,679,657	218,359	219,920	10,197	9,477	22,098	95,684

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	JACAS		JAGTS		JAIGS		MSEM
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(3,997)	(3,819)	(951)	(469)	2,539	(1,067)	425	604
Realized gain (loss) on investments	29,101	2,551	3,432	361	(21,629)	(12,096)	3,547	33
Change in unrealized gain (loss) on investments	79,924	81,852	16,653	220	41,474	(28,460)	(6,581)	5,897
Reinvested capital gains	-	-	-	-	-	32,767	254	-

Net increase (decrease) in contract owners’ equity resulting from operations	105,028	80,584	19,134	112	22,384	(8,856)	(2,355)	6,534

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	(4)	-	6,472	-	-
Transfers between funds	(71,654)	17,717	17,769	45,747	(83,825)	343,698	-	-
Redemptions (note 3)	(21,065)	(27,519)	(14,205)	-	(51,173)	(33,120)	(24,495)	-
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(16)	(2)	(11)	(1)	2	3	(10)	-

Net equity transactions	(92,735)	(9,804)	3,553	45,742	(134,996)	317,053	(24,505)	-

Net change in contract owners’ equity	12,293	70,780	22,687	45,854	(112,612)	308,197	(26,860)	6,534
Contract owners’ equity beginning of period	434,061	363,281	49,902	4,048	316,062	7,865	46,747	40,213

Contract owners’ equity end of period	$446,354	434,061	72,589	49,902	203,450	316,062	19,887	46,747

CHANGES IN UNITS:
Beginning units	42,173	43,082	9,322	887	25,977	721	1,672	1,672
Units purchased	3,743	2,871	2,917	11,760	1,659	33,919	-	-
Units redeemed	(12,295)	(3,780)	(2,075)	(3,325)	(12,789)	(8,663)	(881)	-

Ending units	33,621	42,173	10,164	9,322	14,847	25,977	791	1,672

							(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY Years Ended December 31, 2013 and 2012

	MSVRE		NVAMV1		GEM3		GIG3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(4,487)	(9,383)	6,803	(8,286)	7,051	(14,075)	(8,200)	(11,752)
Realized gain (loss) on investments	34,106	72,578	29,930	33,475	(7,423)	(189,946)	11,662	(137,001)
Change in unrealized gain (loss) on investments	(18,890)	138,337	364,993	111,622	(22,621)	255,500	162,908	285,242
Reinvested capital gains	-	-	32,861	60,597	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,729	201,532	434,587	197,408	(22,993)	51,479	166,370	136,489

Equity transactions:
Purchase payments received from contract owners (note 3)	143	14,109	274	27,624	-	-	-	-
Transfers between funds	313	(422,731)	20,202	(107,950)	1,181,504	(1,217,029)	459,351	(678,663)
Redemptions (note 3)	(124,899)	(238,693)	(108,102)	(264,537)	(96,064)	(19,136)	(110,672)	(16,734)
Annuity benefits	-	-	(3,775)	(2,932)	-	-	-	-
Adjustments to maintain reserves	(39)	(14)	(30)	(1,331)	(3)	4	7	(1)

Net equity transactions	(124,482)	(647,329)	(91,431)	(349,126)	1,085,437	(1,236,161)	348,686	(695,398)

Net change in contract owners’ equity	(113,753)	(445,797)	343,156	(151,718)	1,062,444	(1,184,682)	515,056	(558,909)
Contract owners’ equity beginning of period	1,159,925	1,605,722	1,483,596	1,635,314	315,552	1,500,234	870,400	1,429,309

Contract owners’ equity end of period	$1,046,172	1,159,925	1,826,752	1,483,596	1,377,996	315,552	1,385,456	870,400

CHANGES IN UNITS:
Beginning units	23,252	36,744	93,488	118,469	12,692	69,714	46,117	86,255
Units purchased	104	1,552	1,288	809	52,591	5,422	26,662	10,494
Units redeemed	(2,503)	(15,044)	(6,099)	(25,790)	(9,462)	(62,444)	(9,556)	(50,632)

Ending units	20,853	23,252	88,677	93,488	55,821	12,692	63,223	46,117

							(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY Years Ended December 31, 2013 and 2012

	NVNMO1		NVNSR1		NVCBD1		TRF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(84)	131	81	(10)	12,539	15,143	23,346	(115)
Realized gain (loss) on investments	8,435	(30)	16	(18)	54,626	181,708	83,454	12,908
Change in unrealized gain (loss) on investments	14,837	1,048	838	114	(128,624)	(8,498)	361,200	102,299
Reinvested capital gains	3,754	933	-	-	12,406	11,288	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	26,942	2,082	935	86	(49,053)	199,641	468,000	115,092

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	101,553	10,604	18,240	-	(623,937)	(1,551,497)	2,829,514	26,704
Redemptions (note 3)	(7,057)	(765)	(214)	(1,238)	(119,317)	(408,050)	(177,147)	(47,287)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(10)	(2)	11	-	(15)	3	(19)	(3)

Net equity transactions	94,486	9,837	18,037	(1,238)	(743,269)	(1,959,544)	2,652,348	(20,586)

Net change in contract owners’ equity	121,428	11,919	18,972	(1,152)	(792,322)	(1,759,903)	3,120,348	94,506
Contract owners’ equity beginning of period	23,948	12,029	-	1,152	1,947,696	3,707,599	1,018,055	923,549

Contract owners’ equity end of period	$145,376	23,948	18,972	-	1,155,374	1,947,696	4,138,403	1,018,055

CHANGES IN UNITS:
Beginning units	1,572	910	-	80	158,316	320,015	53,415	54,540
Units purchased	9,410	715	887	-	72,214	37,667	122,589	1,562
Units redeemed	(4,248)	(53)	(10)	(80)	(133,377)	(199,366)	(7,946)	(2,687)

Ending units	6,734	1,572	877	-	97,153	158,316	168,058	53,415

							(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY Years Ended December 31, 2013 and 2012

	GBF		CAF		GVIDA		GVIDC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$9,452	16,792	(3,411)	(3,674)	(758)	210	(570)	2,713
Realized gain (loss) on investments	(27,140)	87	15,542	14,470	10,015	(1,272)	32,194	677
Change in unrealized gain (loss) on investments	(112,040)	(57,531)	94,763	36,147	58,443	24,012	(23,818)	8,757
Reinvested capital gains	21,812	74,092	-	-	-	-	3,714	8,887

Net increase (decrease) in contract owners’ equity resulting from operations	(107,916)	33,440	106,894	46,943	67,700	22,950	11,520	21,034

Equity transactions:
Purchase payments received from contract owners (note 3)	818	44,618	-	-	-	-	3,000	31,475
Transfers between funds	(65,728)	(335,073)	(816)	482	161,182	-	(140,072)	260,885
Redemptions (note 3)	(219,029)	(205,761)	(28,633)	(32,799)	(152,729)	(894)	(268,503)	(59,478)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(18)	1	4	(4)	(14)	3	(13)	(8)

Net equity transactions	(283,957)	(496,215)	(29,445)	(32,321)	8,439	(891)	(405,588)	232,874

Net change in contract owners’ equity	(391,873)	(462,775)	77,449	14,622	76,139	22,059	(394,068)	253,908
Contract owners’ equity beginning of period	2,187,101	2,649,876	400,934	386,312	184,200	162,141	645,644	391,736

Contract owners’ equity end of period	$1,795,228	2,187,101	478,383	400,934	260,339	184,200	251,576	645,644

CHANGES IN UNITS:
Beginning units	112,912	138,936	28,947	31,340	12,586	12,654	49,133	30,898
Units purchased	5,509	23,304	20	78	10,318	-	2,912	22,764
Units redeemed	(20,401)	(49,328)	(1,954)	(2,471)	(8,719)	(68)	(33,513)	(4,529)

Ending units	98,020	112,912	27,013	28,947	14,185	12,586	18,532	49,133

							(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY Years Ended December 31, 2013 and 2012

	GVIDM		GVDMA		GVDMC		MCIF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$20,146	4,039	714	(839)	1,949	(304)	(7,225)	(17,576)
Realized gain (loss) on investments	86,450	17,279	30,743	(1,438)	8,526	36,564	116,462	290,489
Change in unrealized gain (loss) on investments	85,098	37,209	48,018	50,644	27,855	(7,297)	337,929	(97,626)
Reinvested capital gains	-	-	-	-	7,157	2,521	45,332	118,743

Net increase (decrease) in contract owners’ equity resulting from operations	191,694	58,527	79,475	48,367	45,487	31,484	492,498	294,030

Equity transactions:
Purchase payments received from contract owners (note 3)	-	29,989	-	-	3,000	142,470	71	102
Transfers between funds	1,769,700	258,118	(68,331)	139,013	93,515	145,401	(99,279)	(1,332,642)
Redemptions (note 3)	(319,652)	(109,641)	(11,351)	(175,534)	(45,800)	(361,059)	(143,678)	(96,976)
Annuity benefits	-	-	-	-	-	-	(50)	(42)
Adjustments to maintain reserves	(15)	14	(8)	(5)	(4)	(9)	(20)	7

Net equity transactions	1,450,033	178,480	(79,690)	(36,526)	50,711	(73,197)	(242,956)	(1,429,551)

Net change in contract owners’ equity	1,641,727	237,007	(215)	11,841	96,198	(41,713)	249,542	(1,135,521)
Contract owners’ equity beginning of period	846,503	609,496	437,620	425,779	475,114	516,827	1,695,426	2,830,947

Contract owners’ equity end of period	$2,488,230	846,503	437,405	437,620	571,312	475,114	1,944,968	1,695,426

CHANGES IN UNITS:
Beginning units	59,298	46,626	29,822	32,528	33,969	39,342	89,498	173,022
Units purchased	112,813	20,611	-	9,818	6,669	21,765	7,466	4,042
Units redeemed	(20,458)	(7,939)	(5,106)	(12,524)	(3,127)	(27,138)	(18,661)	(87,566)

Ending units	151,653	59,298	24,716	29,822	37,511	33,969	78,303	89,498

							(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY Years Ended December 31, 2013 and 2012

	SAM		NVMIG3		GVDIV3		NVMLG1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(59,746)	(56,522)	(1,408)	(264)	1,233	(2,071)	(2,928)	(4,368)
Realized gain (loss) on investments	-	-	15,621	38	(7,905)	(36,978)	26,645	24,710
Change in unrealized gain (loss) on investments	-	-	(8,240)	15,748	39,078	64,230	68,187	34,084
Reinvested capital gains	-	-	-	-	-	-	28,458	11,312

Net increase (decrease) in contract owners’ equity resulting from operations	(59,746)	(56,522)	5,973	15,522	32,406	25,181	120,362	65,738

Equity transactions:
Purchase payments received from contract owners (note 3)	517,638	533,039	-	-	-	43	-	20,519
Transfers between funds	389,351	1,153,261	(215,697)	59,275	(13,197)	(2,063)	(107,173)	95,981
Redemptions (note 3)	(2,165,822)	(1,104,181)	(6,774)	(6,436)	(21,542)	(15,568)	(27,055)	(142,587)
Annuity benefits	(36)	(38)	-	-	-	-	(2,763)	(2,229)
Adjustments to maintain reserves	9	(11)	4	(5)	(16)	8	(6)	(808)

Net equity transactions	(1,258,860)	582,070	(222,467)	52,834	(34,755)	(17,580)	(136,997)	(29,124)

Net change in contract owners’ equity	(1,318,606)	525,548	(216,494)	68,356	(2,349)	7,601	(16,635)	36,614
Contract owners’ equity beginning of period	4,811,084	4,285,536	239,989	171,633	188,833	181,232	479,933	443,319

Contract owners’ equity end of period	$3,492,478	4,811,084	23,495	239,989	186,484	188,833	463,298	479,933

CHANGES IN UNITS:
Beginning units	391,172	343,369	15,586	12,718	12,627	14,001	29,361	32,386
Units purchased	492,213	489,050	367	14,430	-	1,387	4,133	8,274
Units redeemed	(595,253)	(441,247)	(14,677)	(11,562)	(2,206)	(2,761)	(12,329)	(11,299)

Ending units	288,132	391,172	1,276	15,586	10,421	12,627	21,165	29,361

							(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY Years Ended December 31, 2013 and 2012

	NVMLV1		NVMMG1		NVMMV2		SCGF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(124)	(17)	(7,681)	(1,337)	(217)	(365)	(4,481)	(3,706)
Realized gain (loss) on investments	3,585	53	17,880	579	1,169	2,932	20,019	12,081
Change in unrealized gain (loss) on investments	34,069	20,771	26,024	(1,013)	26,080	1,930	75,426	11,567
Reinvested capital gains	7,789	-	98,454	9,670	5,863	7,802	17,380	-

Net increase (decrease) in contract owners’ equity resulting from operations	45,319	20,807	134,677	7,899	32,895	12,299	108,344	19,942

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	170	981	-	-
Transfers between funds	(15,915)	19,171	1,276,330	44,342	27,144	(23,949)	81,781	(27,232)
Redemptions (note 3)	(8,748)	(17,819)	(62,727)	(1,304)	(2,994)	(2,469)	(48,955)	(12,232)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(22)	(5)	2	5	(13)	1	(3)	(6)

Net equity transactions	(24,685)	1,347	1,213,605	43,043	24,307	(25,436)	32,823	(39,470)

Net change in contract owners’ equity	20,634	22,154	1,348,282	50,942	57,202	(13,137)	141,167	(19,528)
Contract owners’ equity beginning of period	151,965	129,811	104,868	53,926	81,449	94,586	218,445	237,973

Contract owners’ equity end of period	$172,599	151,965	1,453,150	104,868	138,651	81,449	359,612	218,445

CHANGES IN UNITS:
Beginning units	13,544	13,432	6,387	3,719	4,866	6,479	30,235	36,821
Units purchased	-	1,788	63,452	3,612	1,467	63	23,357	27,011
Units redeemed	(2,018)	(1,676)	(5,206)	(944)	(138)	(1,676)	(18,589)	(33,597)

Ending units	11,526	13,544	64,633	6,387	6,195	4,866	35,003	30,235

								(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY Years Ended December 31, 2013 and 2012
	SCVF		SCF		MSBF		NVOLG1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(20,068)	(16,053)	(23,458)	(21,857)	50,807	55,878	(42,255)	(49,709)
Realized gain (loss) on investments	644,874	314,908	215,973	64,741	35,848	89,626	201,012	141,761
Change in unrealized gain (loss) on investments	175,979	88,803	387,589	169,987	(149,813)	73,521	1,706,906	896,134
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	800,785	387,658	580,104	212,871	(63,158)	219,025	1,865,663	988,186

Equity transactions:
Purchase payments received from contract owners (note 3)	100	142	32,847	-	-	232	36,234	85,020
Transfers between funds	(674,451)	(363,879)	(79,848)	(19,410)	(749,393)	2,031,202	52,760	(72,805)
Redemptions (note 3)	(264,255)	(70,082)	(258,295)	(94,423)	(288,026)	(174,643)	(772,904)	(1,344,593)
Annuity benefits	(43)	(35)	(45)	(37)	-	-	(118)	(103)
Adjustments to maintain reserves	9	5	(9)	(5)	(12)	6	12	12

Net equity transactions	(938,640)	(433,849)	(305,350)	(113,875)	(1,037,431)	1,856,797	(684,016)	(1,332,469)

Net change in contract owners’ equity	(137,855)	(46,191)	274,754	98,996	(1,100,589)	2,075,822	1,181,647	(344,283)
Contract owners’ equity beginning of period	2,325,472	2,371,663	1,662,199	1,563,203	3,543,099	1,467,277	5,786,694	6,130,977

Contract owners’ equity end of period	$2,187,617	2,325,472	1,936,953	1,662,199	2,442,510	3,543,099	6,968,341	5,786,694

CHANGES IN UNITS:
Beginning units	98,191	118,865	49,073	52,530	201,588	92,347	370,210	458,774
Units purchased	5,431	10,611	1,839	3,596	91,277	255,626	8,371	10,168
Units redeemed	(36,868)	(31,285)	(9,733)	(7,053)	(150,247)	(146,385)	(47,673)	(98,732)

Ending units	66,754	98,191	41,179	49,073	142,618	201,588	330,908	370,210

							(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY Years Ended December 31, 2013 and 2012
	EIF2		NVRE1		ACVB		ACVCA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(7,529)	(1,617)	(368)	(131)	1,067	6,297	(7,169)	(6,461)
Realized gain (loss) on investments	3,333	(1,887)	7,266	4,811	101,455	11,367	34,363	6,908
Change in unrealized gain (loss) on investments	147,214	59,437	(13,340)	(1,894)	26,685	74,026	75,496	33,115
Reinvested capital gains	-	-	10,019	12,927	21,472	-	22,117	25,694

Net increase (decrease) in contract owners’ equity resulting from operations	143,018	55,933	3,577	15,713	150,679	91,690	124,807	59,256

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	1,473	-	-	-	-
Transfers between funds	75,246	9,819	(48,088)	68,387	82,824	59,596	(14,422)	(28,786)
Redemptions (note 3)	(16,740)	(11,168)	(2,202)	(7,350)	(292,479)	(132,500)	(38,220)	(44,380)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(18)	1	(25)	(4)	(14)	(11)	(19)	(15)

Net equity transactions	58,488	(1,348)	(50,315)	62,506	(209,669)	(72,915)	(52,661)	(73,181)

Net change in contract owners’ equity	201,506	54,585	(46,738)	78,219	(58,990)	18,775	72,146	(13,925)
Contract owners’ equity beginning of period	394,889	340,304	178,271	100,052	1,000,889	982,114	413,889	427,814

Contract owners’ equity end of period	$596,395	394,889	131,533	178,271	941,899	1,000,889	486,035	413,889

CHANGES IN UNITS:
Beginning units	31,448	31,560	7,903	5,061	48,472	52,403	20,411	24,118
Units purchased	5,568	864	1,775	4,776	4,376	15,961	5,498	81
Units redeemed	(1,395)	(976)	(3,935)	(1,934)	(13,431)	(19,892)	(7,331)	(3,788)

Ending units	35,621	31,448	5,743	7,903	39,417	48,472	18,578	20,411

							(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY Years Ended December 31, 2013 and 2012
	ACVIG		ACVIP2		ACVI		ACVI3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$4,174	4,629	1,136	8,652	950	(2,458)	474	(1,314)
Realized gain (loss) on investments	106,394	(15,988)	8,558	17,463	18,403	38,079	4,712	(5,106)
Change in unrealized gain (loss) on investments	57,928	76,107	(104,839)	7,743	53,911	42,664	40,154	45,045
Reinvested capital gains	-	-	25,739	18,692	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	168,496	64,748	(69,406)	52,550	73,264	78,285	45,340	38,625

Equity transactions:
Purchase payments received from contract owners (note 3)	-	38,997	-	2,448	-	-	-	129
Transfers between funds	(99,010)	224,859	(164,955)	188,823	(10,338)	(18,502)	926	(18,879)
Redemptions (note 3)	(134,685)	(95,869)	(171,184)	(116,872)	(21,054)	(125,367)	(5,344)	(10,545)
Annuity benefits	(4,800)	(3,755)	(150)	(159)	-	-	-	-
Adjustments to maintain reserves	(29)	(1,434)	12	23	-	9	(10)	(3)

Net equity transactions	(238,524)	162,798	(336,277)	74,263	(31,392)	(143,860)	(4,428)	(29,298)

Net change in contract owners’ equity	(70,028)	227,546	(405,683)	126,813	41,872	(65,575)	40,912	9,327
Contract owners’ equity beginning of period	692,555	465,009	947,956	821,143	376,752	442,327	226,544	217,217

Contract owners’ equity end of period	$622,527	692,555	542,273	947,956	418,624	376,752	267,456	226,544

CHANGES IN UNITS:
Beginning units	51,466	40,992	64,545	59,148	18,482	25,910	15,305	17,522
Units purchased	4,058	19,397	1,667	17,023	-	-	534	375
Units redeemed	(21,474)	(8,923)	(25,308)	(11,626)	(1,459)	(7,428)	(861)	(2,592)

Ending units	34,050	51,466	40,904	64,545	17,023	18,482	14,978	15,305

							(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY Years Ended December 31, 2013 and 2012
	ACVU1		DVSCS		DCAP		DGI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(398)	(589)	(826)	(1,695)	7,652	58,256	(1,506)	(83)
Realized gain (loss) on investments	6,565	343	19,624	8,176	611,232	74,953	58,152	1,833
Change in unrealized gain (loss) on investments	11,221	4,341	59,829	6,836	(95,462)	105,553	19,315	28,712
Reinvested capital gains	-	-	3,482	5,890	8,986	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,388	4,095	82,109	19,207	532,408	238,762	75,961	30,462

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	27	-	-	-
Transfers between funds	(2,980)	1,993	55,964	(5,362)	(2,590,981)	1,159,252	82,878	(1,426)
Redemptions (note 3)	(30)	(44)	(27,821)	(7,189)	(142,769)	(51,280)	(103,489)	(50,815)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	7	(16)	(15)	(18)	(28)	7	(10)	4

Net equity transactions	(3,003)	1,933	28,128	(12,569)	(2,733,751)	1,107,979	(20,621)	(52,237)

Net change in contract owners’ equity	14,385	6,028	110,237	6,638	(2,201,343)	1,346,741	55,340	(21,775)
Contract owners’ equity beginning of period	41,227	35,199	163,200	156,562	3,623,428	2,276,687	192,131	213,906

Contract owners’ equity end of period	$55,612	41,227	273,437	163,200	1,422,085	3,623,428	247,471	192,131

CHANGES IN UNITS:
Beginning units	3,448	3,304	9,597	10,501	204,655	139,939	12,970	16,803
Units purchased	3,229	588	5,926	2,263	3,744	78,372	5,151	51
Units redeemed	(3,235)	(444)	(3,927)	(3,167)	(141,099)	(13,656)	(5,728)	(3,884)

Ending units	3,442	3,448	11,596	9,597	67,300	204,655	12,393	12,970

							(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY Years Ended December 31, 2013 and 2012
	FQB		FEIP		FHIP		FAMP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$18,077	15,531	51,403	76,386	182,396	182,224	4,867	62
Realized gain (loss) on investments	8,581	4,509	(163,279)	(575,750)	113,226	39,690	17,924	21,239
Change in unrealized gain (loss) on investments	(29,882)	32,115	1,005,319	930,124	(97,531)	297,606	291,006	206,551
Reinvested capital gains	-	-	346,083	319,006	-	-	6,271	16,359

Net increase (decrease) in contract owners’ equity resulting from operations	(3,224)	52,155	1,239,526	749,766	198,091	519,520	320,068	244,211

Equity transactions:
Purchase payments received from contract owners (note 3)	-	8	29,907	29,291	7,264	111,304	-	97,940
Transfers between funds	(94,828)	89,934	(98,791)	(321,162)	(42,960)	(12,469)	340,519	(119,069)
Redemptions (note 3)	(98,091)	(117,978)	(419,776)	(889,702)	(404,725)	(621,268)	(181,636)	(400,280)
Annuity benefits	-	-	(96)	(83)	-	-	-	-
Adjustments to maintain reserves	(9)	(12)	30	(6)	(15)	(13)	(16)	2

Net equity transactions	(192,928)	(28,048)	(488,726)	(1,181,662)	(440,436)	(522,446)	158,867	(421,407)

Net change in contract owners’ equity	(196,152)	24,107	750,800	(431,896)	(242,345)	(2,926)	478,935	(177,196)
Contract owners’ equity beginning of period	632,811	608,704	4,824,113	5,256,009	4,418,941	4,421,867	2,190,451	2,367,647

Contract owners’ equity end of period	$436,659	632,811	5,574,913	4,824,113	4,176,596	4,418,941	2,669,386	2,190,451

CHANGES IN UNITS:
Beginning units	41,842	43,519	223,405	281,392	246,805	278,008	104,592	125,316
Units purchased	4,569	6,819	11,477	7,681	127,942	93,367	15,780	5,377
Units redeemed	(17,414)	(8,496)	(30,454)	(65,668)	(151,331)	(124,570)	(8,593)	(26,101)

Ending units	28,997	41,842	204,428	223,405	223,416	246,805	111,779	104,592

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FGP		FIGBS		FOP		FOPR
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(31,572)	(23,046)	10,540	28,292	(425)	2,406	(657)	1,305
Realized gain (loss) on investments	107,911	114,682	(34,234)	41,969	11,243	3,308	29,451	32,629
Change in unrealized gain (loss) on investments	721,865	230,633	(101,152)	(15,072)	127,753	76,979	50,892	35,211
Reinvested capital gains	1,861	-	25,322	94,838	2,093	1,653	1,086	1,151

Net increase (decrease) in contract owners’ equity resulting from operations	800,065	322,269	(99,524)	150,027	140,664	84,346	80,772	70,296

Equity transactions:
Purchase payments received from contract owners (note 3)	42,479	7,108	-	2,946	-	-	-	-
Transfers between funds	(29,094)	(8,154)	(1,091,677)	271,531	-	-	(69,716)	(4,599)
Redemptions (note 3)	(261,796)	(290,577)	(314,622)	(521,835)	(30,145)	(40,286)	(47,045)	(123,744)
Annuity benefits	-	-	-	-	-	-	(58)	(50)
Adjustments to maintain reserves	(19)	16	6	2	7	(18)	12	4

Net equity transactions	(248,430)	(291,607)	(1,406,293)	(247,356)	(30,138)	(40,304)	(116,807)	(128,389)

Net change in contract owners’ equity	551,635	30,662	(1,505,817)	(97,329)	110,526	44,042	(36,035)	(58,093)
Contract owners’ equity beginning of period	2,489,534	2,458,872	3,521,385	3,618,714	506,887	462,845	356,180	414,273

Contract owners’ equity end of period	$3,041,169	2,489,534	2,015,568	3,521,385	617,413	506,887	320,145	356,180

CHANGES IN UNITS:
Beginning units	122,995	137,302	251,191	269,057	29,764	32,338	24,648	34,115
Units purchased	4,178	4,080	5,750	72,311	-	-	993	222
Units redeemed	(15,347)	(18,387)	(108,240)	(90,177)	(1,561)	(2,574)	(8,417)	(9,689)

Ending units	111,826	122,995	148,701	251,191	28,203	29,764	17,224	24,648

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FVSS		AMTB		AMTG		AMGP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(1,458)	(2,014)	15,904	12,478	(4,736)	(4,882)	(2,059)	(3,389)
Realized gain (loss) on investments	43,347	20,355	(24,136)	(8,645)	23,759	17,538	6,272	(3)
Change in unrealized gain (loss) on investments	16,702	29,737	(5,780)	34,559	66,448	26,051	78,528	29,190
Reinvested capital gains	-	-	-	-	-	-	16,686	2,238

Net increase (decrease) in contract owners’ equity resulting from operations	58,591	48,078	(14,012)	38,392	85,471	38,707	99,427	28,036

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	2	-	-	170	981
Transfers between funds	(27,714)	29,543	1,969,770	(153,476)	(721)	(28,630)	25,490	4,846
Redemptions (note 3)	(38,287)	(30,261)	(284,227)	(298,511)	(58,510)	(30,763)	(7,472)	(38,629)
Annuity benefits	-	-	(220)	(226)	-	-	-	-
Adjustments to maintain reserves	2	(19)	23	34	(4)	1	(10)	(4)

Net equity transactions	(65,999)	(737)	1,685,346	(452,177)	(59,235)	(59,392)	18,178	(32,806)

Net change in contract owners’ equity	(7,408)	47,341	1,671,334	(413,785)	26,236	(20,685)	117,605	(4,770)
Contract owners’ equity beginning of period	255,288	207,947	984,973	1,398,758	319,261	339,946	270,073	274,843

Contract owners’ equity end of period	$247,880	255,288	2,656,307	984,973	345,497	319,261	387,678	270,073

CHANGES IN UNITS:
Beginning units	15,591	15,906	70,934	103,907	15,391	18,185	19,885	22,480
Units purchased	2,136	3,095	182,487	26,705	291	-	1,516	869
Units redeemed	(5,951)	(3,410)	(60,190)	(59,678)	(2,864)	(2,794)	(536)	(3,464)

Ending units	11,776	15,591	193,231	70,934	12,818	15,391	20,865	19,885

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AMTP		AMSRS		OVMS		OVB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(3,345)	(10,806)	(343)	(662)	6,451	(610)	42,313	47,663
Realized gain (loss) on investments	72,942	(296,971)	618	(468)	(20,879)	(92,760)	(87,342)	(104,740)
Change in unrealized gain (loss) on investments	186,560	449,900	13,783	6,224	92,257	173,871	25,990	170,883
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	256,157	142,123	14,058	5,094	77,829	80,501	(19,039)	113,806

Equity transactions:
Purchase payments received from contract owners (note 3)	13	-	-	-	40	10,484	19,310	1,038
Transfers between funds	(38,927)	(13,766)	15,718	(37,320)	1,683	(65,696)	(68,313)	(46,831)
Redemptions (note 3)	(109,946)	(270,577)	(2,611)	(2,376)	(88,614)	(140,576)	(136,295)	(204,628)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	8	(19)	(15)	6	(4)	(11)	(6)	1

Net equity transactions	(148,852)	(284,362)	13,092	(39,690)	(86,895)	(195,799)	(185,304)	(250,420)

Net change in contract owners’ equity	107,305	(142,239)	27,150	(34,596)	(9,066)	(115,298)	(204,343)	(136,614)
Contract owners’ equity beginning of period	953,851	1,096,090	37,530	72,126	715,211	830,509	1,237,286	1,373,900

Contract owners’ equity end of period	$1,061,156	953,851	64,680	37,530	706,145	715,211	1,032,943	1,237,286

CHANGES IN UNITS:
Beginning units	43,638	57,618	2,721	5,719	41,052	52,773	93,883	113,307
Units purchased	354	558	895	-	99	3,565	2,336	1,310
Units redeemed	(6,428)	(14,538)	(158)	(2,998)	(4,809)	(15,286)	(16,609)	(20,734)

Ending units	37,564	43,638	3,458	2,721	36,342	41,052	79,610	93,883

							(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY Years Ended December 31, 2013 and 2012
	OVGS3		OVGS		OVGI		OVAG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(1,237)	8,069	(1,253)	8,833	(561)	(771)	(6,150)	(4,978)
Realized gain (loss) on investments	18,212	(36,933)	34,729	369,900	1,993	(8,722)	4,917	22,609
Change in unrealized gain (loss) on investments	314,619	259,001	247,725	(99,189)	38,802	33,797	126,625	8,385
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	331,594	230,137	281,201	279,544	40,234	24,304	125,392	26,016

Equity transactions:
Purchase payments received from contract owners (note 3)	53,801	33,477	-	12,957	-	316	30,000	35,000
Transfers between funds	(1,226)	(14,718)	-	(417,093)	8,389	(62,872)	2,268	101,884
Redemptions (note 3)	(134,917)	(168,672)	(145,459)	(392,616)	(11,138)	(13,266)	(3,070)	(2,618)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	3	-	19	8	-	-	(8)	(5)

Net equity transactions	(82,339)	(149,913)	(145,440)	(796,744)	(2,749)	(75,822)	29,190	134,261

Net change in contract owners’ equity	249,255	80,224	135,761	(517,200)	37,485	(51,518)	154,582	160,277
Contract owners’ equity beginning of period	1,332,169	1,251,945	1,189,984	1,707,184	134,146	185,664	357,363	197,086

Contract owners’ equity end of period	$1,581,424	1,332,169	1,325,745	1,189,984	171,631	134,146	511,945	357,363

CHANGES IN UNITS:
Beginning units	58,164	65,302	31,970	54,810	12,923	20,600	59,068	37,382
Units purchased	3,813	2,599	-	415	1,021	667	5,908	43,933
Units redeemed	(6,956)	(9,737)	(3,582)	(23,255)	(1,212)	(8,344)	(1,834)	(22,247)

Ending units	55,021	58,164	28,388	31,970	12,732	12,923	63,142	59,068

							(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY Years Ended December 31, 2013 and 2012
	TRHS2		VWHAS		VWBF		VWEM
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(3,509)	(1,498)	(464)	9	14,828	(12,414)	6,899	(11,333)
Realized gain (loss) on investments	40,483	12,924	4,456	325	(95,737)	1,911	311,689	(9,848)
Change in unrealized gain (loss) on investments	39,026	2,149	(234)	1,404	(57,906)	40,089	(221,067)	312,753
Reinvested capital gains	11,254	3,180	625	340	233	1,957	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	87,254	16,755	4,383	2,078	(138,582)	31,543	97,521	291,572

Equity transactions:
Purchase payments received from contract owners (note 3)	-	1,964	-	1,668	15,390	(5)	-	(3)
Transfers between funds	98,858	153,899	7,744	30,807	(987,269)	1,317,798	(1,481,531)	1,362,193
Redemptions (note 3)	(104,491)	(40,597)	(9,945)	(3,151)	(131,394)	(61,138)	(65,987)	(17,634)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(7)	7	3	(7)	(5)	(5)	(8)	(2)

Net equity transactions	(5,640)	115,273	(2,198)	29,317	(1,103,278)	1,256,650	(1,547,526)	1,344,554

Net change in contract owners’ equity	81,614	132,028	2,185	31,395	(1,241,860)	1,288,193	(1,450,005)	1,636,126
Contract owners’ equity beginning of period	177,809	45,781	31,395	-	1,428,073	139,880	1,739,804	103,678

Contract owners’ equity end of period	$259,423	177,809	33,580	31,395	186,213	1,428,073	289,799	1,739,804

CHANGES IN UNITS:
Beginning units	12,018	3,995	3,261	-	72,740	7,411	74,733	5,697
Units purchased	13,875	15,372	5,851	3,609	988	85,203	211	70,911
Units redeemed	(14,071)	(7,349)	(5,904)	(348)	(63,132)	(19,874)	(63,668)	(1,875)

Ending units	11,822	12,018	3,208	3,261	10,596	72,740	11,276	74,733

							(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY Years Ended December 31, 2013 and 2012
	VWHA		SVDF		SVOF		JAGTS2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(5,624)	(5,242)	(5,356)	(4,900)	(22,702)	(27,022)	-	(206)
Realized gain (loss) on investments	(4,582)	24,750	66,873	61,481	10,201	(29,010)	-	5,297
Change in unrealized gain (loss) on investments	56,547	(78,825)	57,045	1,045	462,307	310,841	-	1,937
Reinvested capital gains	14,605	36,243	8,643	-	-	704	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	60,946	(23,074)	127,205	57,626	449,806	255,513	-	7,028

Equity transactions:
Purchase payments received from contract owners (note 3)	-	6,475	-	19,436	170	981	-	(2)
Transfers between funds	(14,548)	461,679	(4,751)	(51,879)	(3,504)	(358,417)	-	(44,734)
Redemptions (note 3)	(46,502)	(107,128)	(12,521)	(204,003)	(95,256)	(185,427)	-	(351)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	11	-	(17)	3	(29)	14	-	11

Net equity transactions	(61,039)	361,026	(17,289)	(236,443)	(98,619)	(542,849)	-	(45,076)

Net change in contract owners’ equity	(93)	337,952	109,916	(178,817)	351,187	(287,336)	-	(38,048)
Contract owners’ equity beginning of period	754,787	416,835	303,451	482,268	1,612,227	1,899,563	-	38,048

Contract owners’ equity end of period	$754,694	754,787	413,367	303,451	1,963,414	1,612,227	-	-

CHANGES IN UNITS:
Beginning units	25,273	14,220	10,521	19,402	49,865	66,885	-	2,820
Units purchased	-	25,517	3,300	1,075	314	780	-	343
Units redeemed	(2,075)	(14,464)	(3,707)	(9,956)	(3,025)	(17,800)	-	(3,163)

Ending units	23,198	25,273	10,114	10,521	47,154	49,865	-	-

							(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY Years Ended December 31, 2013 and 2012
	JAIGS2		VWBFR		VWEMR		VWHAR
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	(1,999)	-	26,739	-	(859)	-	(4,222)
Realized gain (loss) on investments	-	(69,963)	-	94,337	-	16,160	-	(42,445)
Change in unrealized gain (loss) on investments	-	117,880	-	(112,827)	-	13,573	-	24,905
Reinvested capital gains	-	-	-	21,618	-	-	-	60,175

Net increase (decrease) in contract owners’ equity resulting from operations	-	45,918	-	29,867	-	28,874	-	38,413

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(2)	-	(2)	-	(1)	-	14,998
Transfers between funds	-	(396,881)	-	(1,518,487)	-	(181,744)	-	(838,397)
Redemptions (note 3)	-	(9,944)	-	(59,125)	-	(107)	-	(24,276)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	(10)	-	9	-	(10)	-	20

Net equity transactions	-	(406,837)	-	(1,577,605)	-	(181,862)	-	(847,655)

Net change in contract owners’ equity	-	(360,919)	-	(1,547,738)	-	(152,988)	-	(809,242)
Contract owners’ equity beginning of period	-	360,919	-	1,547,738	-	152,988	-	809,242

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	18,558	-	107,235	-	7,496	-	28,548
Units purchased	-	239	-	137	-	16	-	1,567
Units redeemed	-	(18,797)	-	(107,372)	-	(7,512)	-	(30,115)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS December 31, 2013

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VA Separate Account-B (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on March 6, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in the following:

DREYFUS CORPORATION
Stock Index Fund, Inc. - Initial Shares (DSIF)

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS FUNDS

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

NVIT Emerging Markets Fund - Class I (GEM)*

NVIT Emerging Markets Fund - Class III (GEM3)

NVIT International Equity Fund - Class I (GIG)*

NVIT International Equity Fund - Class III (GIG3)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Invesco NVIT Comstock Value Fund - Class II (EIF2)

NVIT Real Estate Fund - Class I (NVRE1)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

American Century VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)

VP Ultra(R) Fund - Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Growth and Income Portfolio - Initial Shares (DGI)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)*

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Initial Class (FGOP)*

VIP Growth Portfolio - Initial Class (FGP)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Initial Class R (FOPR)

VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Short Duration Bond Portfolio - I Class Shares (AMTB)

Growth Portfolio - I Class Shares (AMTG)

Guardian Portfolio - I Class Shares (AMGP)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Income Fund/VA - Non-Service Shares (OVMS)

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Class 3 (OVGS3)

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares (OVGR)*

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class  (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS December 31, 2013

VIP Trust Global Hard Assets Fund - Initial Class (VWHA) WELLS FARGO FUNDS Advantage VT Discovery Fund (SVDF) Advantage VT Opportunity Fund - Class 2 (SVOF)

*At December 31, 2013 contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2013 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments made for these contracts, nor is any sales charge deducted upon the surrender of the contract. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.25% and an administrative charge of 0.20%, for a total variable account charge of 1.45%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2013 and 2012, total transfers to the Account from the fixed account were $231,168 and $198,417, respectively, and total transfers from the Account to the fixed account were $222,446 and $185,274, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed accountare included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $0 and $104,638 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2013 and 2012, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2013.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$85,943,330	$0	$0	$85,943,330

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS December 31, 2013

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2013 are as follows:

	Purchases of Investments	Sales of Investments
Stock Index Fund, Inc. - Initial Shares (DSIF)	$491,844	$477,357
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	29,109	13,124
Mid Cap Value Portfolio: Class 1 (JPMMV1)	149,019	1,672,173
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	44,375	141,099
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	17,757	15,149
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	27,002	159,467
Emerging Markets Debt Portfolio - Class I (MSEM)	1,082	24,901
U.S. Real Estate Portfolio - Class I (MSVRE)	15,737	144,674
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	86,909	138,712
NVIT Emerging Markets Fund - Class III (GEM3)	1,323,538	231,051
NVIT International Equity Fund - Class III (GIG3)	545,294	204,820
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	176,315	78,153
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	18,365	257
NVIT Core Bond Fund - Class I (NVCBD1)	878,795	1,597,108
NVIT Nationwide Fund - Class I (TRF)	2,892,674	216,967
NVIT Government Bond Fund - Class I (GBF)	153,785	406,468
American Century NVIT Growth Fund - Class I (CAF)	3,057	35,921
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	165,047	157,356
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	46,705	449,142
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	1,807,409	337,220
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	6,881	85,853
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	113,151	53,333
NVIT Mid Cap Index Fund - Class I (MCIF)	183,817	388,650
NVIT Money Market Fund - Class I (SAM)	5,992,651	7,311,272
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	273	224,153
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	3,911	37,420
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	63,943	175,448
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	9,967	26,971
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	1,421,151	116,781
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	34,669	4,706
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	160,391	114,669
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	134,225	1,092,940
NVIT Multi-Manager Small Company Fund - Class I (SCF)	59,613	388,414
NVIT Multi-Sector Bond Fund - Class I (MSBF)	1,658,254	2,644,868
NVIT Large Cap Growth Fund - Class I (NVOLG1)	156,244	882,520
Invesco NVIT Comstock Value Fund - Class II (EIF2)	78,718	27,746
NVIT Real Estate Fund - Class I (NVRE1)	56,403	97,047
VP Balanced Fund - Class I (ACVB)	131,432	318,555
VP Capital Appreciation Fund - Class I (ACVCA)	141,564	179,267
VP Income & Growth Fund - Class I (ACVIG)	50,211	284,613
American Century VP Inflation Protection Fund - Class II (ACVIP2)	57,501	366,900
VP International Fund - Class I (ACVI)	6,604	37,053
VP International Fund - Class III (ACVI3)	12,599	16,548
VP Ultra(R) Fund - Class I (ACVU1)	40,055	43,467
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	114,263	83,473
Appreciation Portfolio - Initial Shares (DCAP)	109,236	2,826,326
Growth and Income Portfolio - Initial Shares (DGI)	88,587	110,708
Quality Bond Fund II - Primary Shares (FQB)	93,987	268,835
Equity-Income Portfolio - Initial Class (FEIP)	729,687	820,955
High Income Portfolio - Initial Class (FHIP)	2,537,719	2,795,750
VIP Asset Manager Portfolio - Initial Class (FAMP)	452,384	282,371
VIP Growth Portfolio - Initial Class (FGP)	60,406	338,534
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	84,463	1,454,905
VIP Overseas Portfolio - Initial Class (FOP)	22,961	51,444
VIP Overseas Portfolio - Initial Class R (FOPR)	21,416	137,801
VIP Value Strategies Portfolio - Service Class (FVSS)	40,017	107,483
Short Duration Bond Portfolio - I Class Shares (AMTB)	2,547,495	846,244
Growth Portfolio - I Class Shares (AMTG)	6,242	70,214
Guardian Portfolio - I Class Shares (AMGP)	46,149	13,337
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	19,760	171,970
Socially Responsive Portfolio - I Class Shares (AMSRS)	16,042	3,279
Capital Income Fund/VA - Non-Service Shares (OVMS)	17,659	98,103
Core Bond Fund/VA - Non-Service Shares (OVB)	84,189	227,176
Global Securities Fund/VA - Class 3 (OVGS3)	110,757	194,343
Global Securities Fund/VA - Non-Service Shares (OVGS)	16,779	163,497
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	13,202	16,514
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	42,734	19,690
Health Sciences Portfolio - II (TRHS2)	250,925	248,819
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)	59,814	61,858
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	45,041	1,133,258
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	30,535	1,571,157
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	20,889	72,961
Advantage VT Discovery Fund (SVDF)	120,134	134,125
Advantage VT Opportunity Fund - Class 2 (SVOF)	13,855	135,152

Total	$27,265,373	$35,880,597

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2013, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2013. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2013	1.45%	218,359	$29.643618	$6,472,921	1.86%	30.11%
2012	1.45%	219,920	22.782778	5,010,388	1.98%	14.06%
2011	1.45%	287,010	19.975105	5,733,055	1.78%	0.40%
2010	1.45%	329,697	19.894837	6,559,268	1.83%	13.17%
2009	1.45%	356,144	17.578947	6,260,654	2.09%	24.50%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

2013	1.45%	10,197	23.479112	239,440	1.21%	32.40%
2012	1.45%	9,477	17.733878	168,064	0.79%	10.35%
2011	1.45%	9,729	16.070945	156,338	0.89%	-0.56%
2010	1.45%	14,102	16.161247	227,906	1.03%	13.15%
2009	1.45%	19,258	14.282755	275,058	0.98%	31.82%
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2013	1.45%	22,098	22.161571	489,726	1.35%	30.38%
2012	1.45%	95,684	16.997205	1,626,361	0.36%	18.63%
2011	1.45%	19,365	14.328229	277,466	1.32%	0.68%
2010	1.45%	20,589	14.231083	293,003	1.24%	21.67%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2013	1.45%	33,621	13.276040	446,354	0.53%	28.99%
2012	1.45%	42,173	10.292394	434,061	0.57%	22.06%
2011	1.45%	43,082	8.432327	363,281	0.31%	-8.29%
2010	1.45%	39,652	9.194406	364,577	0.23%	4.94%
2009	1.45%	33,768	8.761897	295,872	0.02%	43.90%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2013	1.45%	10,164	7.141837	72,589	0.00%	33.43%
2012	1.45%	9,322	5.352557	49,902	0.00%	17.42%
2011	1.45%	887	4.558562	4,048	0.00%	-9.98%
2010	1.45%	887	5.063929	4,497	0.00%	22.59%
2009	1.45%	1,794	4.130634	7,414	0.00%	54.62%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2013	1.45%	14,847	13.703076	203,450	2.54%	12.62%
2012	1.45%	25,977	12.167023	316,062	0.89%	11.54%
2011	1.45%	721	10.908627	7,865	0.38%	-33.32%
2010	1.45%	721	16.359247	11,795	0.58%	23.21%
2009	1.45%	1,808	13.277923	24,006	0.42%	76.48%
Emerging Markets Debt Portfolio - Class I (MSEM)
2013	1.45%	791	25.142151	19,887	2.94%	-10.07%
2012	1.45%	1,672	27.958439	46,747	2.85%	16.25%
2011	1.45%	1,672	24.050900	40,213	3.64%	5.49%
2010	1.45%	1,747	22.800296	39,855	4.30%	8.15%
2009	1.45%	1,989	21.081294	41,931	7.73%	28.32%
U.S. Real Estate Portfolio - Class I (MSVRE)
2013	1.45%	20,853	50.171267	1,046,172	1.08%	0.57%
2012	1.45%	23,252	49.884950	1,159,925	0.88%	14.15%
2011	1.45%	36,744	43.700250	1,605,722	0.82%	4.39%
2010	1.45%	44,615	41.863604	1,867,744	2.14%	28.08%
2009	1.45%	50,304	32.685613	1,644,217	3.26%	26.49%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2013	1.45%	88,677	20.270506	1,797,507	1.87%	29.99%
2012	1.45%	93,488	15.594250	1,457,875	0.93%	13.00%
2011	1.45%	118,469	13.800679	1,634,953	1.64%	-0.81%
2010	1.45%	134,493	13.913344	1,871,248	0.15%	11.82%
NVIT Emerging Markets Fund - Class III (GEM3)
2013	1.45%	55,821	24.685978	1,377,996	2.47%	-0.71%
2012	1.45%	12,692	24.862318	315,552	0.15%	15.53%
2011	1.45%	69,714	21.519831	1,500,234	0.79%	-23.52%
2010	1.45%	27,896	28.136524	784,896	0.07%	14.53%
2009	1.45%	33,415	24.566755	820,873	1.17%	61.11%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT International Equity Fund - Class III (GIG3)

2013	1.45%	63,223	$21.913445	$1,385,456	0.66%	16.11%
2012	1.45%	46,117	18.873735	870,400	0.57%	13.90%
2011	1.45%	86,255	16.570732	1,429,309	1.39%	-11.07%
2010	1.45%	52,907	18.633579	985,847	1.05%	11.63%
2009	1.45%	53,498	16.692442	893,013	1.00%	27.79%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2013	1.45%	6,734	21.591456	145,376	1.36%	41.74%
2012	1.45%	1,572	15.233644	23,948	2.37%	15.24%
2011	1.45%	910	13.218769	12,029	0.57%	-12.90%
2010	1.45%	1,001	15.176199	15,191	0.12%	13.93%
2009	1.45%	2,194	13.320430	29,225	0.15%	33.20%	5/1/2009
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2013	1.45%	877	21.632424	18,972	1.41%	36.76%
2011	1.45%	80	14.396233	1,152	0.17%	-4.58%
2010	1.45%	80	15.087366	1,207	0.63%	21.79%
NVIT Core Bond Fund - Class I (NVCBD1)
2013	1.45%	97,153	11.892438	1,155,374	2.43%	-3.33%
2012	1.45%	158,316	12.302589	1,947,696	2.01%	6.19%
2011	1.45%	320,015	11.585705	3,707,599	3.30%	5.05%
2010	1.45%	110,873	11.028405	1,222,752	3.70%	5.50%
2009	1.45%	32,112	10.453033	335,668	2.34%	4.53%	5/1/2009
NVIT Nationwide Fund - Class I (TRF)
2013	1.45%	168,058	24.624995	4,138,403	2.56%	29.20%
2012	1.45%	53,415	19.059354	1,018,055	1.45%	12.55%
2011	1.45%	54,540	16.933430	923,549	1.13%	-0.93%
2010	1.45%	61,532	17.091687	1,051,686	1.03%	11.81%
2009	1.45%	61,926	15.286945	946,660	1.35%	24.27%
NVIT Government Bond Fund - Class I (GBF)
2013	1.45%	98,020	18.314916	1,795,228	1.94%	-5.45%
2012	1.45%	112,912	19.369961	2,187,101	2.18%	1.56%
2011	1.45%	138,936	19.072638	2,649,876	2.86%	5.70%
2010	1.45%	179,265	18.043409	3,234,570	2.89%	3.26%
2009	1.45%	211,199	17.473327	3,690,349	3.23%	1.20%
American Century NVIT Growth Fund - Class I (CAF)
2013	1.45%	27,013	17.709356	478,383	0.68%	27.86%
2012	1.45%	28,947	13.850632	400,934	0.56%	12.36%
2011	1.45%	31,340	12.326497	386,312	0.57%	-2.13%
2010	1.45%	36,619	12.594457	461,196	0.64%	17.52%
2009	1.45%	35,903	10.716896	384,758	0.55%	31.54%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2013	1.45%	14,185	18.353126	260,339	1.27%	25.40%
2012	1.45%	12,586	14.635334	184,200	1.58%	14.22%
2011	1.45%	12,654	12.813421	162,141	1.86%	-5.32%
2010	1.45%	11,283	13.533627	152,700	1.75%	12.97%
2009	1.45%	13,891	11.980071	166,415	0.98%	25.36%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2013	1.45%	18,532	13.575947	251,576	1.24%	3.31%
2012	1.45%	49,133	13.140760	645,644	1.95%	3.65%
2011	1.45%	30,898	12.678390	391,736	2.42%	1.44%
2010	1.45%	26,479	12.498208	330,940	2.21%	4.36%
2009	1.45%	27,735	11.976342	332,163	2.89%	7.50%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2013	1.45%	151,653	16.407390	2,488,230	2.81%	14.94%
2012	1.45%	59,298	14.275165	846,503	2.05%	9.20%
2011	1.45%	46,626	13.072309	609,496	2.18%	-1.49%
2010	1.45%	58,681	13.269596	778,674	2.00%	9.31%
2009	1.45%	71,937	12.139841	873,303	1.86%	17.41%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2013	1.45%	24,716	$17.697242	$437,405	1.63%	20.60%
2012	1.45%	29,822	14.673907	437,620	1.32%	12.11%
2011	1.45%	32,528	13.089201	425,779	2.07%	-3.54%
2010	1.45%	25,294	13.569976	343,239	1.99%	11.20%
2009	1.45%	38,936	12.203317	475,148	1.31%	22.59%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2013	1.45%	37,511	15.230521	571,312	1.84%	8.89%
2012	1.45%	33,969	13.986697	475,114	1.40%	6.47%
2011	1.45%	39,342	13.136785	516,827	2.31%	0.59%
2010	1.45%	42,830	13.060279	559,372	2.24%	6.94%
2009	1.45%	24,873	12.212310	303,757	2.02%	12.90%
NVIT Mid Cap Index Fund - Class I (MCIF)
2013	1.45%	78,303	24.832156	1,944,408	1.08%	31.12%
2012	1.45%	89,498	18.938549	1,694,962	0.76%	15.77%
2011	1.45%	173,022	16.359358	2,830,513	0.79%	-3.95%
2010	1.45%	155,826	17.032953	2,654,177	1.26%	24.37%
2009	1.45%	170,884	13.695024	2,340,247	0.96%	34.77%
NVIT Money Market Fund - Class I (SAM)
2013	1.45%	288,132	12.119826	3,492,121	0.00%	-1.45%
2012	1.45%	391,172	12.298146	4,810,691	0.00%	-1.45%
2011	1.45%	343,369	12.479588	4,285,104	0.00%	-1.45%
2010	1.45%	304,018	12.662688	3,849,698	0.00%	-1.45%
2009	1.45%	387,220	12.848981	4,975,383	0.05%	-1.41%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2013	1.45%	1,276	18.412992	23,495	0.24%	19.58%
2012	1.45%	15,586	15.397692	239,989	1.19%	14.10%
2011	1.45%	12,718	13.495266	171,633	3.70%	-10.68%
2010	1.45%	2,233	15.108649	33,738	0.66%	12.38%
2009	1.45%	3,318	13.443747	44,606	0.00%	34.44%	5/1/2009
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2013	1.45%	10,421	17.895051	186,484	2.14%	19.66%
2012	1.45%	12,627	14.954677	188,833	0.37%	15.53%
2011	1.45%	14,001	12.944228	181,232	1.67%	-17.33%
2010	1.45%	19,198	15.657454	300,592	2.05%	4.57%
2009	1.45%	24,260	14.972479	363,248	2.03%	27.96%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2013	1.45%	21,165	20.842212	441,147	0.75%	32.79%
2012	1.45%	29,361	15.695866	460,847	0.52%	14.66%
2011	1.45%	32,386	13.688599	443,319	0.02%	-4.31%
2010	1.45%	17,536	14.305329	250,859	0.07%	13.84%
2009	1.45%	2,065	12.566558	25,950	0.22%	25.67%	5/1/2009
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2013	1.45%	11,526	14.976034	172,599	1.38%	33.48%
2012	1.45%	13,544	11.220043	151,965	1.44%	16.10%
2011	1.45%	13,432	9.664277	129,811	1.04%	-7.19%
2010	1.45%	20,420	10.413311	212,640	0.50%	4.13%	4/30/2010
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2013	1.45%	64,633	22.482740	1,453,150	0.00%	36.93%
2012	1.45%	6,387	16.419000	104,868	0.00%	13.23%
2011	1.45%	3,719	14.500051	53,926	0.00%	-5.62%
2010	1.45%	10,742	15.362751	165,027	0.00%	24.98%
2009	1.45%	9,102	12.292022	111,882	0.00%	22.92%	4/24/2009

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2013	1.45%	6,195	$22.381111	$138,651	1.28%	33.71%
2012	1.45%	4,866	16.738418	81,449	1.04%	14.65%
2011	1.45%	6,479	14.598954	94,586	0.78%	-3.73%
2010	1.45%	7,332	15.165362	111,192	1.50%	17.90%
2009	1.45%	2,244	12.863027	28,865	0.32%	28.63%	5/1/2009
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2013	1.45%	35,003	10.273743	359,612	0.00%	42.20%
2012	1.45%	30,235	7.224906	218,445	0.00%	11.79%
2011	1.45%	36,821	6.462969	237,973	0.00%	-2.09%
2010	1.45%	116,392	6.600666	768,265	0.00%	23.63%
2009	1.45%	110,403	5.339029	589,445	0.00%	25.61%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2013	1.45%	66,754	32.763881	2,187,121	0.67%	38.37%
2012	1.45%	98,191	23.679176	2,325,082	0.80%	18.70%
2011	1.45%	118,865	19.949586	2,371,308	0.45%	-6.44%
2010	1.45%	107,164	21.323760	2,285,139	0.60%	24.77%
2009	1.45%	113,153	17.090407	1,933,831	0.55%	24.38%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2013	1.45%	41,179	47.024639	1,936,428	0.13%	38.86%
2012	1.45%	49,073	33.863621	1,661,789	0.15%	13.82%
2011	1.45%	52,530	29.750857	1,562,813	0.51%	-6.93%
2010	1.45%	83,294	31.964655	2,662,432	0.28%	23.50%
2009	1.45%	94,654	25.881482	2,449,786	0.26%	32.75%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2013	1.45%	142,618	17.126245	2,442,510	3.14%	-2.56%
2012	1.45%	201,588	17.575852	3,543,099	3.76%	10.62%
2011	1.45%	92,347	15.888731	1,467,277	4.25%	4.02%
2010	1.45%	101,187	15.274505	1,545,581	7.10%	8.98%
2009	1.45%	109,002	14.015318	1,527,712	9.44%	22.58%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2013	1.45%	330,908	21.054033	6,966,948	0.78%	34.72%
2012	1.45%	370,210	15.627770	5,785,572	0.67%	16.96%
2011	1.45%	458,774	13.361565	6,129,938	0.65%	-3.65%
2010	1.45%	642,030	13.867515	8,903,346	0.06%	7.22%
2009	1.45%	2,035	12.933335	26,319	0.09%	29.33%	5/1/2009
Invesco NVIT Comstock Value Fund - Class II (EIF2)
2013	1.45%	35,621	16.743255	596,395	0.00%	33.34%
2012	1.45%	31,448	12.556894	394,889	1.04%	16.45%
2011	1.45%	31,560	10.782740	340,304	1.10%	-3.96%
2010	1.45%	34,477	11.227301	387,084	1.22%	13.77%
2009	1.45%	42,466	9.868178	419,053	0.92%	26.41%
NVIT Real Estate Fund - Class I (NVRE1)
2013	1.45%	5,743	22.907254	131,533	1.25%	1.55%
2012	1.45%	7,903	22.557386	178,271	1.37%	14.10%
2011	1.45%	5,061	19.769126	100,052	0.88%	4.96%
2010	1.45%	5,409	18.834941	101,878	2.41%	28.30%
2009	1.45%	747	14.680810	10,966	0.33%	46.81%	5/1/2009
VP Balanced Fund - Class I (ACVB)
2013	1.45%	39,417	23.895740	941,899	1.57%	15.72%
2012	1.45%	48,472	20.648807	1,000,889	2.06%	10.18%
2011	1.45%	52,403	18.741552	982,114	1.90%	3.81%
2010	1.45%	56,577	18.053987	1,021,422	1.89%	10.02%
2009	1.45%	54,977	16.410027	902,174	5.18%	13.81%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Capital Appreciation Fund - Class I (ACVCA)
2013	1.45%	18,578	$26.163244	$486,035	0.00%	29.02%
2012	1.45%	20,411	20.277751	413,889	0.00%	14.32%
2011	1.45%	24,118	17.738371	427,814	0.00%	-7.86%
2010	1.45%	30,079	19.251495	579,066	0.00%	29.39%
2009	1.45%	31,535	14.878655	469,199	0.83%	35.09%
VP Income & Growth Fund - Class I (ACVIG)
2013	1.45%	34,050	17.170156	584,644	2.15%	33.85%
2012	1.45%	51,466	12.827625	660,173	2.21%	13.08%
2011	1.45%	40,992	11.344166	465,009	1.53%	1.62%
2010	1.45%	46,761	11.163317	522,008	1.47%	12.49%
2009	1.45%	66,819	9.923589	663,085	4.73%	16.38%
American Century VP Inflation Protection Fund - Class II (ACVIP2)
2013	1.45%	40,904	13.222784	540,865	1.61%	-9.81%
2012	1.45%	64,545	14.660477	946,261	2.41%	5.83%
2011	1.45%	59,148	13.853507	819,407	3.84%	10.13%
2010	1.45%	73,682	12.579318	926,869	1.75%	3.60%
2009	1.45%	132,396	12.142758	1,607,653	2.45%	8.62%
VP International Fund - Class I (ACVI)
2013	1.45%	17,023	24.590220	418,624	1.71%	20.64%
2012	1.45%	18,482	20.383738	376,752	0.90%	19.40%
2011	1.45%	25,910	17.071657	442,327	1.40%	-13.32%
2010	1.45%	31,331	19.694080	617,035	2.41%	11.65%
2009	1.45%	37,251	17.638868	657,066	2.09%	31.83%
VP International Fund - Class III (ACVI3)
2013	1.45%	14,978	17.856562	267,456	1.66%	20.64%
2012	1.45%	15,305	14.801966	226,544	0.87%	19.40%
2011	1.45%	17,522	12.396842	217,217	1.39%	-13.32%
2010	1.45%	21,647	14.301160	309,578	2.60%	11.65%
2009	1.45%	23,795	12.808738	304,784	2.19%	31.83%
VP Ultra(R) Fund - Class I (ACVU1)
2013	1.45%	3,442	16.156758	55,612	0.80%	35.09%
2012	1.45%	3,448	11.960194	41,227	0.00%	12.27%
2011	1.45%	3,304	10.653154	35,199	0.00%	-0.40%
2010	1.45%	20,264	10.695507	216,733	0.28%	14.40%
2009	1.45%	5,763	9.348997	53,878	0.29%	32.53%
VP Value Fund - Class I (ACVV)
2009	1.45%	103,282	19.583856	2,022,660	5.71%	18.13%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2013	1.45%	11,596	23.582274	273,437	1.15%	38.68%
2012	1.45%	9,597	17.005377	163,200	0.45%	14.06%
2011	1.45%	10,501	14.909191	156,562	0.57%	-0.89%
2010	1.45%	44,704	15.043438	672,487	0.56%	24.00%
2009	1.45%	46,216	12.131407	560,653	3.36%	23.21%
Appreciation Portfolio - Initial Shares (DCAP)
2013	1.45%	67,300	21.130536	1,422,085	1.75%	19.35%
2012	1.45%	204,655	17.704966	3,623,428	3.39%	8.83%
2011	1.45%	139,939	16.269143	2,276,687	1.83%	7.43%
2010	1.45%	67,291	15.143266	1,019,020	2.18%	13.65%
2009	1.45%	74,180	13.324888	988,427	2.55%	20.78%
Growth and Income Portfolio - Initial Shares (DGI)
2013	1.45%	12,393	19.968653	247,471	0.91%	34.80%
2012	1.45%	12,970	14.813465	192,131	1.42%	16.36%
2011	1.45%	16,803	12.730996	213,906	1.22%	-4.20%
2010	1.45%	24,097	13.289243	320,244	1.13%	16.89%
2009	1.45%	34,268	11.369159	389,609	1.35%	26.92%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Quality Bond Fund II - Primary Shares (FQB)
2013	1.45%	28,997	$15.058797	$436,659	4.73%	-0.43%
2012	1.45%	41,842	15.123839	632,811	3.76%	8.13%
2011	1.45%	43,519	13.987084	608,704	5.26%	0.79%
2010	1.45%	55,514	13.876976	770,380	4.78%	6.93%
2009	1.45%	53,306	12.977456	691,776	6.08%	18.69%
Equity-Income Portfolio - Initial Class (FEIP)
2013	1.45%	204,428	27.265592	5,573,851	2.43%	26.29%
2012	1.45%	223,405	21.589589	4,823,200	2.95%	15.60%
2011	1.45%	281,392	18.675627	5,255,153	2.34%	-0.49%
2010	1.45%	358,202	18.767530	6,722,566	1.79%	13.48%
2009	1.45%	405,082	16.538038	6,699,245	2.24%	28.32%
High Income Portfolio - Initial Class (FHIP)
2013	1.45%	223,416	18.694341	4,176,596	5.90%	4.41%
2012	1.45%	246,805	17.904584	4,418,941	5.48%	12.57%
2011	1.45%	278,008	15.905537	4,421,867	6.35%	2.53%
2010	1.45%	328,000	15.513562	5,088,464	8.43%	12.17%
2009	1.45%	364,592	13.829931	5,042,282	8.92%	41.87%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2013	1.45%	111,779	23.880924	2,669,386	1.66%	14.03%
2012	1.45%	104,592	20.942818	2,190,451	1.47%	10.85%
2011	1.45%	125,316	18.893418	2,367,647	1.87%	-3.97%
2010	1.45%	144,318	19.674570	2,839,394	1.71%	12.61%
2009	1.45%	159,653	17.471601	2,789,394	2.54%	27.24%
VIP Contrafund(R) Portfolio - Initial Class (FCP)
2009	1.45%	331,029	25.875618	8,565,579	1.35%	33.74%
VIP Growth Opportunities Portfolio - Initial Class (FGOP)
2009	1.45%	66,345	8.536454	566,351	0.49%	43.74%
VIP Growth Portfolio - Initial Class (FGP)
2013	1.45%	111,826	27.195546	3,041,169	0.29%	34.36%
2012	1.45%	122,995	20.240775	2,489,534	0.58%	13.02%
2011	1.45%	137,302	17.908626	2,458,872	0.35%	-1.25%
2010	1.45%	156,626	18.134841	2,840,388	0.28%	22.37%
2009	1.45%	168,796	14.819142	2,501,411	0.43%	26.43%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2013	1.45%	148,701	13.554408	2,015,568	1.85%	-3.31%
2012	1.45%	251,191	14.018752	3,521,385	2.27%	4.23%
2011	1.45%	269,057	13.449621	3,618,714	3.02%	5.66%
2010	1.45%	429,903	12.729366	5,472,392	3.45%	6.12%
2009	1.45%	451,425	11.995456	5,415,049	8.54%	14.00%
VIP Overseas Portfolio - Initial Class (FOP)
2013	1.45%	28,203	21.891776	617,413	1.38%	28.55%
2012	1.45%	29,764	17.030210	506,887	1.95%	18.99%
2011	1.45%	32,338	14.312736	462,845	1.28%	-18.36%
2010	1.45%	37,043	17.532395	649,453	1.43%	11.48%
2009	1.45%	40,622	15.727499	638,883	2.17%	24.69%
VIP Overseas Portfolio - Initial Class R (FOPR)
2013	1.45%	17,224	18.548411	319,477	1.25%	28.56%
2012	1.45%	24,648	14.427791	355,616	1.81%	18.96%
2011	1.45%	34,115	12.128352	413,759	0.89%	-18.35%
2010	1.45%	75,902	14.853254	1,127,392	1.49%	11.44%
2009	1.45%	78,451	13.328919	1,045,667	2.80%	24.77%
VIP Value Strategies Portfolio - Service Class (FVSS)
2013	1.45%	11,776	21.049671	247,880	0.80%	28.55%
2012	1.45%	15,591	16.374110	255,288	0.55%	25.25%
2011	1.45%	15,906	13.072699	207,947	0.45%	-10.17%
2010	1.45%	99,423	14.552334	1,446,837	0.45%	24.62%
2009	1.45%	105,999	11.677127	1,237,775	0.54%	55.11%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2013	1.45%	193,231	$13.735541	$2,654,132	2.48%	-0.84%
2012	1.45%	70,934	13.852204	982,593	2.54%	3.08%
2011	1.45%	103,907	13.437693	1,396,256	4.05%	-1.16%
2010	1.45%	109,906	13.595598	1,494,237	5.07%	3.76%
2009	1.45%	136,286	13.103121	1,785,759	7.61%	11.68%
Growth Portfolio - I Class Shares (AMTG)
2013	1.45%	12,818	26.954017	345,497	0.00%	29.94%
2012	1.45%	15,391	20.743389	319,261	0.00%	10.96%
2011	1.45%	18,185	18.693750	339,946	0.00%	-1.66%
2010	1.45%	25,553	19.009113	485,739	0.00%	29.43%
2009	1.45%	26,180	14.686541	384,494	0.00%	28.47%
Guardian Portfolio - I Class Shares (AMGP)
2013	1.45%	20,865	18.580284	387,678	0.82%	36.80%
2012	1.45%	19,885	13.581719	270,073	0.28%	11.09%
2011	1.45%	22,480	12.226121	274,843	0.42%	-4.34%
2010	1.45%	31,373	12.781427	401,004	0.36%	17.29%
2009	1.45%	19,328	10.897400	210,625	1.11%	27.81%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2013	1.45%	37,564	28.249282	1,061,156	1.13%	29.24%
2012	1.45%	43,638	21.858745	953,851	0.39%	14.90%
2011	1.45%	57,618	19.023388	1,096,090	0.00%	-12.64%
2010	1.45%	66,744	21.776172	1,453,429	0.68%	13.99%
2009	1.45%	76,213	19.103559	1,455,940	2.69%	53.81%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2013	1.45%	3,458	18.704398	64,680	0.72%	35.61%
2012	1.45%	2,721	13.792890	37,530	0.16%	9.37%
2011	1.45%	5,719	12.611608	72,126	0.26%	-4.48%
2010	1.45%	5,360	13.203521	70,771	0.03%	21.08%
2009	1.45%	5,626	10.905237	61,353	2.25%	29.52%
Capital Income Fund/VA - Non- Service Shares (OVMS)
2013	1.45%	36,342	19.431085	706,145	2.36%	11.53%
2012	1.45%	41,052	17.422499	715,211	1.39%	10.71%
2011	1.45%	52,773	15.737387	830,509	2.33%	-0.74%
2010	1.45%	61,659	15.854277	977,559	1.41%	11.28%
2009	1.45%	59,185	14.247437	843,234	0.00%	20.13%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	1.45%	41,808	13.991452	584,955	0.33%	42.42%
Core Bond Fund/VA - Non-Service Shares (OVB)
2013	1.45%	79,610	12.975038	1,032,943	5.16%	-1.55%
2012	1.45%	93,883	13.179014	1,237,286	4.99%	8.69%
2011	1.45%	113,307	12.125469	1,373,900	6.18%	6.70%
2010	1.45%	127,332	11.363928	1,446,992	1.95%	9.80%
2009	1.45%	148,144	10.349653	1,533,249	0.00%	8.02%
Global Securities Fund/VA - Class 3 (OVGS3)
2013	1.45%	55,021	28.742194	1,581,424	1.38%	25.49%
2012	1.45%	58,164	22.903668	1,332,169	2.10%	19.46%
2011	1.45%	65,302	19.171909	1,251,945	1.28%	-9.60%
2010	1.45%	74,993	21.207036	1,590,379	1.48%	14.29%
2009	1.45%	81,617	18.554780	1,514,385	2.06%	37.67%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2013	1.45%	28,388	46.699245	1,325,745	1.36%	25.46%
2012	1.45%	31,970	37.221896	1,189,984	2.07%	19.50%
2011	1.45%	54,810	31.147302	1,707,184	1.28%	-9.62%
2010	1.45%	60,054	34.461734	2,069,600	1.43%	14.28%
2009	1.45%	67,877	30.154257	2,046,780	2.28%	37.75%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2013	1.45%	12,732	$13.480284	$171,631	1.10%	29.86%
2012	1.45%	12,923	10.380342	134,146	1.00%	15.17%
2011	1.45%	20,600	9.012808	185,664	0.83%	-1.46%
2010	1.45%	22,398	9.146460	204,863	1.03%	14.43%
2009	1.45%	17,532	7.993388	140,140	1.91%	26.43%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2013	1.45%	63,142	8.107975	511,945	0.01%	34.01%
2012	1.45%	59,068	6.050120	357,363	0.00%	14.75%
2011	1.45%	37,382	5.272221	197,086	0.00%	-0.37%
2010	1.45%	36,791	5.291649	194,685	0.00%	25.62%
2009	1.45%	25,337	4.212478	106,731	0.00%	30.68%
Health Sciences Portfolio - II (TRHS2)
2013	1.45%	11,822	21.944157	259,423	0.00%	48.33%
2012	1.45%	12,018	14.793998	177,809	0.00%	29.10%
2011	1.45%	3,995	11.459676	45,781	0.00%	8.79%
VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
2013	1.45%	3,208	10.467627	33,580	0.38%	8.70%
2012	1.45%	3,261	9.630168	31,395	0.88%	-3.70%	5/1/2012
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2013	1.45%	10,596	17.573895	186,213	3.07%	-10.49%
2012	1.45%	72,740	19.632573	1,428,073	0.28%	4.02%
2011	1.45%	7,411	18.874653	139,880	7.71%	6.58%
2010	1.45%	7,536	17.710000	133,462	3.58%	4.66%
2009	1.45%	8,293	16.922009	140,317	4.13%	4.44%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2013	1.45%	11,276	25.700504	289,799	2.04%	10.40%
2012	1.45%	74,733	23.280267	1,739,804	0.00%	27.92%
2011	1.45%	5,697	18.198794	103,678	1.03%	-26.81%
2010	1.45%	5,916	24.866397	147,085	0.62%	25.00%
2009	1.45%	7,039	19.892665	140,005	0.16%	110.09%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2013	1.45%	23,198	32.532711	754,694	0.70%	8.93%
2012	1.45%	25,273	29.865368	754,787	0.74%	1.88%
2011	1.45%	14,220	29.313302	416,835	1.20%	-17.66%
2010	1.45%	15,326	35.600544	545,614	0.35%	27.36%
2009	1.45%	15,973	27.951989	446,449	0.26%	55.25%
Advantage VT Discovery Fund (SVDF)
2013	1.45%	10,114	40.870802	413,367	0.01%	41.72%
2012	1.45%	10,521	28.839712	303,451	0.00%	16.02%
2011	1.45%	19,402	24.856593	482,268	0.00%	-1.03%
2010	1.45%	20,229	25.115414	508,060	0.00%	33.58%
2009	1.45%	19,988	18.801845	375,811	0.00%	38.27%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2013	1.45%	47,154	41.638318	1,963,414	0.20%	28.78%
2012	1.45%	49,865	32.331833	1,612,227	0.10%	13.84%
2011	1.45%	66,885	28.400420	1,899,563	0.14%	-6.89%
2010	1.45%	75,723	30.500998	2,309,627	0.77%	21.96%
2009	1.45%	77,817	25.008421	1,946,080	0.00%	45.59%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	1.45%	2,820	13.496933	38,048	0.00%	-10.13%
2010	1.45%	8,043	15.018055	120,790	0.00%	22.71%
2009	1.45%	4,860	12.238335	59,466	0.00%	54.82%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	1.45%	18,558	19.447118	360,919	0.51%	-33.32%
2010	1.45%	12,989	29.162799	378,767	0.56%	23.22%
2009	1.45%	13,385	23.667446	316,765	0.38%	76.48%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Trust - Global Bond Fund - Class R1 (obsolete) (VWBFR)
2011	1.45%	107,235	$14.433281	$1,547,738	1.46%	6.58%
2010	1.45%	17,822	13.542677	241,358	3.99%	4.66%
2009	1.45%	20,774	12.939683	268,821	4.27%	4.44%
VIP Trust - Emerging Markets Fund - Class R1 (obsolete) (VWEMR)
2011	1.45%	7,496	20.409322	152,988	1.26%	-26.83%
2010	1.45%	11,718	27.893698	326,858	0.55%	25.03%
2009	1.45%	13,264	22.310198	295,900	0.17%	110.30%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	1.45%	28,548	28.347697	809,242	1.33%	-17.61%
2010	1.45%	35,875	34.405632	1,234,302	0.36%	27.38%
2009	1.45%	41,969	27.009576	1,133,538	0.20%	55.33%
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (obsolete) (NVAGF6)
2010	1.45%	1,420	12.009252	17,053	4.96%	6.19%
2009	1.45%	337	11.308893	3,811	3.29%	13.09%	5/1/2009
Credit Suisse Trust- International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	1.45%	43,947	11.172014	490,977	0.10%	10.61%
2009	1.45%	48,993	10.100787	494,868	0.00%	1.01%	12/11/2009
Gartmore NVIT Global Utilities Fund - Class III (obsolete) (GVGU)
2009	1.45%	13,237	16.017049	212,018	3.91%	6.41%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	1.45%	480	14.788340	7,083	1.25%	9.75%
2009	1.45%	239	13.474739	3,220	0.67%	23.19%
NVIT Global Financial Services Fund - Class III (obsolete) (GVGFS)
2009	1.45%	3,300	12.455640	41,104	0.97%	30.02%
NVIT Health Sciences Fund - Class III (obsolete) (GVGHS)
2009	1.45%	13,075	12.364248	161,663	0.29%	17.39%
NVIT Leaders Fund - Class III (obsolete) (GVUSL)
2009	1.45%	5,366	10.788284	57,901	0.25%	31.95%
NVIT Technology & Communications Fund - Class III (obsolete) (GGTC3)
2009	1.45%	2,849	10.827895	30,849	0.00%	50.23%
NVIT U.S. Growth Leaders Fund - Class III (obsolete) (GVUGL)
2009	1.45%	5,972	12.765461	76,235	0.00%	23.97%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	1.45%	49,751	12.323427	613,103	0.15%	12.80%
2009	1.45%	54,383	10.924974	594,133	1.15%	22.86%

2013	Reserves for annuity contracts in payout phase:				98,828
2013	Contract owners equity:				$85,943,119
2012	Reserves for annuity contracts in payout phase:				86,275
2012	Contract owners equity:				$81,964,798
2011	Reserves for annuity contracts in payout phase:				9,336
2011	Contract owners equity:				$83,522,344
2010	Reserves for annuity contracts in payout phase:				10,213
2010	Contract owners equity:				$96,029,149
2009	Reserves for annuity contracts in payout phase:				10,086
2009	Contract owners equity:				$94,094,584

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.